Operating segments	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Operating segments
20. Operating segments
The Company has one reportable segment, the provision of technology solutions to merchants and partners in the North American and international payment processing markets.
Geographic information
The Company provides payment processing services in North America, Europe, Middle East and Africa, Latin America and Asia-Pacific.
In presenting the geographic information, revenue has been based on the billing location of merchants and non-current assets were based on the geographic location of the assets.

	2021	2020
	$	$
Revenue
North America	301,257	183,803
Europe, Middle East and Africa	394,758	176,771
Latin America	22,841	10,771
Asia Pacific	5,670	4,881
	724,526	376,226
Non-current assets exclude financial assets and deferred tax assets, when applicable.

	2021	2020
	$	$
Non-current assets
Canada	1,083,594	1,107,228
United States	252,577	56,488
European Union	552,372	342,208
United Kingdom	225	284
Rest of the world	5,547	5,681
	1,894,315	1,511,889